OTHER RECEIVABLES, NET (Tables)	6 Months Ended
Dec. 31, 2022
OTHER RECEIVABLES, NET
Schedule of other receivables, net

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
Third Party	RMB	(Unaudited)	(Unaudited)
Business advances to officers and staffs (A)	¥1,441,807	¥606,319	$87,894
Deposits for projects	3,259,236	1,895,762	274,816
VAT recoverable	437,095	424,668	61,561
Others	2,547,520	1,629,031	236,150
Subtotal	7,685,658	4,555,780	660,421
Less: Long term portion (B)	(1,564,381)	(620,000)	(89,877)
Allowance for credit losses	(619,444)	(1,168,576)	(169,401)
Other receivable - current portion	¥5,501,833	¥2,767,204	$401,143

(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.
(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Schedule of movement of allowance for doubtful accounts

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥918,153	¥619,444	$89,797
Charge to (reversal of) credit losses	(294,644)	549,132	79,604
Less: write-off	(4,065)	—	—
Ending balance	¥619,444	¥1,168,576	$169,401